Material Accounting Policies - Additional Information (Detail)	12 Months Ended
Jan. 31, 2026
Bottom of range [member]
Disclosure of material accounting policies [line items]
Product warranty claim period	12 months
Top of range [member]
Disclosure of material accounting policies [line items]
Product warranty claim period	3 years
BRP Commerce and Trade Co. Ltd [member]
Disclosure of material accounting policies [line items]
Percentage of non-controlling interests	20.00%
Pinion GmbH [member]
Disclosure of material accounting policies [line items]
Percentage of non-controlling interests	20.00%
LVHA Manufacturing Company Limited [Member]
Disclosure of material accounting policies [line items]
Percentage of non-controlling interests	35.00%